Other disclosures - Risk Management and Principal Risks - Economic uncertainty adjustments and Other adjustments, narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	£ (22)	£ 1,142
Decrease in impairment allowance	1,386	(334)
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	92	966
Decrease in impairment allowance	1,017	171
Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(114)	142
Decrease in impairment allowance	339	(475)
Economic uncertainty adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	97	1,049
Economic uncertainty adjustments | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	2	771
Economic uncertainty adjustments | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	95	244
Economic uncertainty adjustments | Model uncertainty risk | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(96)	143
Economic uncertainty adjustments | Model uncertainty risk | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(96)	96
Economic uncertainty adjustments | Customers | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	193	906
Economic uncertainty adjustments | Customers | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	2	758
Decrease in impairment allowance	(756)
Economic uncertainty adjustments | Customers | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	191	148
Other adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	(119)	93
Other adjustments | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	90	195
Other adjustments | Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to models for impairment allowance	£ (209)	£ (102)